COMMITMENTS AND CONTINGENT LIABILITIES - Total minimum rental due in future periods (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 285
2020	244
2021	252
2022	252
2023	252
Years thereafter	1,908
Total minimum lease payments	$ 3,193